Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000213732 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000213732 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000213732 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213732 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213732 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213732 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213732 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213732 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213732 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213732 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213732 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	80.40%
C000213732 | Equities74347X831
Holdings [Line Items]
Percent of Total Investments	19.60%
C000213732 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000213732 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000213732 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000213732 | Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000213733 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213733 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000213733 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213733 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213733 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213733 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213733 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213733 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213733 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213733 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213733 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213733 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213733 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000213733 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213733 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000213733 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	80.70%
C000213733 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	19.30%
C000213733 | Health CareABIOM1240
Holdings [Line Items]
Percent of Total Investments	0.00%
C000213733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%